Subsequent Events	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events
11.	Subsequent Events
Management has performed an evaluation of subsequent events through May 27, 2021 of the financial statements, noting no items which require adjustment or disclosure other than those set forth in the preceding notes to the financial statements.

1 2 .	Subsequent Events
Management has performed an evaluation of subsequent events through May 18, 2021 of the financial statements, noting no items which require adjustment or disclosure other than those set forth in the
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receding notes to the financial statements.